Impairment (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Impairment
Impairment (losses) reversals	$ (190)	$ 37	$ (240)	$ 46
Exploratory assets			(208)
Impairment of equity-accounted investments	3	1	3	18
Net effect within the statement of income	(187)	38	(445)	64
Losses	(190)	(1)	(454)	(6)
Reversals	$ 3	$ 39	$ 9	$ 70